Document and Entity Information	12 Months Ended
Jun. 30, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Jun. 30, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39601
Entity Registrant Name	MINISO Group Holding Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	8F, M Plaza, No. 109, Pazhou Avenue
Entity Address, Address Line Two	Haizhu District
Entity Address, City or Town	Guangzhou
Entity Address, Postal Zip Code	510000
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001815846
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	KPMG Huazhen LLP
Auditor Firm ID	1186
Auditor Location	Guangzhou, China
American depositary shares
Document Information [Line Items]
Title of 12(b) Security	American depositary shares (each American depositary share representing four ordinary shares, par value US$0.00001 per share)
Trading Symbol	MNSO
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	1,527,819
Ordinary Shares, Only for Listing Purpose
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, par value US$0.00001 per share*
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	1,225,566,355
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, par value US$0.00001 per share
Entity Common Stock, Shares Outstanding Including Shares Underlying ADS Repurchased	6,111,276
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	8F, M Plaza, No. 109, Pazhou Avenue
Entity Address, Address Line Two	Haizhu District
Entity Address, City or Town	Guangzhou
Entity Address, Postal Zip Code	510000
Entity Address, Country	CN
Contact Personnel Name	Saiyin Zhang
Contact Personnel Email Address	ir@miniso.com
Country Region	86
City Area Code	20
Local Phone Number	3622 8788